UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31st, 2004
Check here if Amendment           |_|; Amendment Number: ____
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     AXE-HOUGHTON ASSOCIATES, INC.
Address:  ONE EAST WEAVER STREET
          GREENWICH, CT 06831
          203-622-4725

Form 13F File Number: 28-2058

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Steven E. Berman
Title: President
Phone: (201) 585-7733

Signature, Place, and Date of Signing:
/s/ Steven E. Berman, Fort Lee, NJ 07024
----------------------------------------
February 7th, 2005

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:      NONE
Form 13F Information Table Entry Total: 92
Form 13F Information Table Value Total: 207,460
(thousands)

List of Other Included Managers: NONE

Axe-Houghton Associates
FORM 13F
December 31, 2004

                           FORM 13F INFORMATION TABLE

                                 TITLE OF               VALUE     SHARES/   SH/   PUT/   INVSTMT    OTHER        VOTING AUTHORITY
    NAME OF ISSUER                CLASS      CUSIP     (x$1000)   PRN AMT   PRN   CALL   DSCRETN   MANAGERS      SOLE   SHARED  NONE
-----------------------          --------  ---------   --------  ---------  ---   ----   -------  ----------  --------- ------  ----
Acme Communications  Inc.        COM       004631107     2,216     316,150  SH                    Sole          316,150
Activision Inc.                  COM       004930202     5,210     258,200  SH                    Sole          258,200
Amcol Intl Corp                  COM       02341W103     3,176     158,100  SH                    Sole          158,100
Amedisys Inc.                    COM       023436108     2,656      82,000  SH                    Sole           82,000
Applied Signal Technology Inc.   COM       038237103     1,290      36,600  SH                    Sole           36,600
Ariba Inc.                       COM       04033v203     2,815     169,600  SH                    Sole          169,600
Ask Jeeves, Inc.                 COM       045174109     1,435      53,650  SH                    Sole           53,650
BankUnited Financial Corporati   COM       06652b103     2,402      75,175  SH                    Sole           75,175
Brigham Exploration Company      COM       109178103       178      19,800  SH                    Sole           19,800
Brocade Communications Systems   COM       111621108     4,888     639,800  SH                    Sole          639,800
Buffalo Wild Wings Inc.          COM       119848109     1,396      40,100  SH                    Sole           40,100
CONMED Corporation               COM       207410101     1,350      47,500  SH                    Sole           47,500
Caci International Inc.          COM       127190304     1,671      24,525  SH                    Sole           24,525
Cancervax Corp.                  COM       13738y107       532      49,000  SH                    Sole           49,000
Centene Corp.                    COM       15135b101     3,163     111,574  SH                    Sole          111,574
Central European Distribution    COM       153435102       409      13,850  SH                    Sole           13,850
Century Aluminum Company         COM       156431108     2,631     100,200  SH                    Sole          100,200
Ceradyne Inc.                    COM       156710105     3,816      66,700  SH                    Sole           66,700
Children's Place Retail Stores   COM       168905107     1,359      36,700  SH                    Sole           36,700
Cognex Corp.                     COM       192422103     1,908      68,400  SH                    Sole           68,400
Computer Programs & Systems      COM       205306103     2,117      91,450  SH                    Sole           91,450
Cymer Inc.                       COM       232572107     1,488      50,375  SH                    Sole           50,375
DJ Orthopedics Inc.              COM       23325g104       287      13,400  SH                    Sole           13,400
DRS Technologies Inc.            COM       23330x100     4,198      98,300  SH                    Sole           98,300
Delta Petroleum Corp New         COM       247907207     1,783     113,700  SH                    Sole          113,700
Dendreon Corp                    COM       24823Q107     1,256     116,500  SH                    Sole          116,500
Dycom Industries Inc.            COM       267475101     3,607     118,200  SH                    Sole          118,200
Eyetech Pharmaceuticals Inc.     COM       302297106     5,938     130,500  SH                    Sole          130,500
Faro Technologies Inc.           COM       311642102     1,643      52,700  SH                    Sole           52,700
General Cable Corporation        COM       369300108       485      35,000  SH                    Sole           35,000
Genitope Corp.                   COM       37229p507       808      47,400  SH                    Sole           47,400
HCC Insurance Holdings Inc.      COM       404132102     1,283      38,725  SH                    Sole           38,725
Hub Group Inc. Cl A              COM       443320106     1,666      31,900  SH                    Sole           31,900
I-Flow Corp                      COM       449520303       308      16,900  SH                    Sole           16,900
II VI INC COM                    COM       902104108     2,834      66,700  SH                    Sole           66,700
Immunicon Corporation            COM       45260a107     1,384     198,300  SH                    Sole          198,300
Inkine Pharmaceuticals Com       COM       457214104     1,667     307,000  SH                    Sole          307,000
Intermagnetics General Corp.     COM       458771102     2,420      95,250  SH                    Sole           95,250
Ixia                             COM       45071r109     2,809     167,100  SH                    Sole          167,100
John B Sanfillippo & Son Inc.    COM       800422107     1,917      74,360  SH                    Sole           74,360
Key Energy Services Inc.         COM       492914106     1,455     123,325  SH                    Sole          123,325
La Quinta Corp.                  COM       50419u202     2,076     228,400  SH                    Sole          228,400
Landrys Restaurants Inc.         COM       51508L103     2,028      69,800  SH                    Sole           69,800
Marinemax Inc.                   COM       567908108     5,080     170,700  SH                    Sole          170,700
Marvel Enterprises Inc.          COM       57383m108     3,156     154,125  SH                    Sole          154,125
Matrixx Initiatives Inc.         COM       57685l105     1,613     139,500  SH                    Sole          139,500
Mattson Technology Inc.          COM       577223100     2,993     266,950  SH                    Sole          266,950
Microstrategy Inc.               COM       594972408     2,217      36,800  SH                    Sole           36,800
Mine Safety Appliances Company   COM       602720104     5,871     115,800  SH                    Sole          115,800
Mission Resources Corp.          COM       605109107     1,680     287,600  SH                    Sole          287,600
Mobility Electronics Inc.        COM       60741u101     3,050     355,500  SH                    Sole          355,500
Nautilus Group                   COM       63910b102     3,621     149,800  SH                    Sole          149,800
Novatel Wireless Inc.            COM       66987m604     3,016     155,400  SH                    Sole          155,400
OmniVision Technologies Inc.     COM       682128103     2,536     138,200  SH                    Sole          138,200
Option Care Inc.                 COM       683948103       205      11,900  SH                    Sole           11,900
PAR Pharmaceutical Companies I   COM       69888p106     3,236      78,200  SH                    Sole           78,200
Pacific Sunwear of California    COM       694873100       229      10,300  SH                    Sole           10,300
Penn National Gaming Inc.        COM       707569109     7,346     121,325  SH                    Sole          121,325
Presstek Inc.                    COM       741113104     1,386     143,200  SH                    Sole          143,200
Protein Design Labs Inc.         COM       74369l103     2,142     103,700  SH                    Sole          103,700
Psychiatric Solutions Inc.       COM       74439h108     3,605      98,600  SH                    Sole           98,600
Quiksilver Inc.                  COM       74838c106     1,001      33,600  SH                    Sole           33,600
RC2 Corporation                  COM       749388104     5,379     165,000  SH                    Sole          165,000
Reliance Steel & Aluminum Comp   COM       759509102     1,925      49,400  SH                    Sole           49,400
SIRF Technology Holdings Inc.    COM       82967h101     2,741     215,500  SH                    Sole          215,500
Safenet Inc.                     COM       78645r107     7,993     217,557  SH                    Sole          217,557
Salix Pharmaceuticals Ltd        COM       795435106     1,551      88,150  SH                    Sole           88,150
Scientific Games Corp Cl A       COM       80874P109     1,182      49,600  SH                    Sole           49,600
Sigmatel Inc.                    COM       82661w107     3,070      86,400  SH                    Sole           86,400
Silicon Image Inc.               COM       82705t102       206      12,500  SH                    Sole           12,500
Sina Corporation                 COM       G81477104     1,308      40,800  SH                    Sole           40,800
Spinnaker Exploration Co.        COM       84855w109     1,322      37,700  SH                    Sole           37,700
Sports Authority Inc. New        COM       84917u109     1,269      49,300  SH                    Sole           49,300
Superior Energy Services Inc.    COM       868157108     1,677     108,800  SH                    Sole          108,800
Symbion Inc.                     COM       871507109     3,330     150,800  SH                    Sole          150,800
Symmetricom Inc.                 COM       871543104       283      29,100  SH                    Sole           29,100
Synaptics Incorporated           COM       87157d109     2,904      94,950  SH                    Sole           94,950
TBC Corporation                  COM       872183108     1,659      59,690  SH                    Sole           59,690
Tekelec                          COM       879101103     2,273     111,200  SH                    Sole          111,200
Tetra Technologies Inc.          COM       88162f105       781      27,600  SH                    Sole           27,600
Trident Microsystems Inc.        COM       895919108     2,449     146,450  SH                    Sole          146,450
Trimble Navigation Ltd           COM       896239100       826      25,000  SH                    Sole           25,000
Trinity Industries Inc.          COM       896522109     2,334      68,500  SH                    Sole           68,500
Ultra Petroleum Corp.            COM       903914109     1,656      34,400  SH                    Sole           34,400
VCA Antech Inc.                  COM       918194101     2,097     107,300  SH                    Sole          107,300
W Holding Company Inc.           COM       929251106     1,906      83,091  SH                    Sole           83,091
WPT Enterprises Inc.             COM       98211w108     2,798     164,600  SH                    Sole          164,600
Wabash Natl Corp.                COM       929566107     1,586      58,900  SH                    Sole           58,900
Wabtec Corporation               COM       929740108       356      16,700  SH                    Sole           16,700
Walter Industries Inc.           COM       93317q105     1,700      50,400  SH                    Sole           50,400
Westlake Chemical Corp           COM       960413102     2,999      89,800  SH                    Sole           89,800
eResearch Technology Inc.        COM       29481v108     1,959     123,600  SH                    Sole          123,600

                                                       ----------------------------------------------------------------
GRAND TOTAL                                            207,460   9,786,897                                    9,786,897
                                                       ----------------------------------------------------------------